Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

(202) 261-3300

August 5, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	PIMCO Funds (the “Trust”)
(File Nos. 033-12113 and 811-05028)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of the Trust, that (i) the forms of the (a) Institutional Class, Class P, Administrative Class and Class D Prospectus for the CommodityRealReturn Strategy, High Yield, Low Duration, Real Return, Short-Term, Total Return, Total Return II, and Total Return III Funds, (b) Class A, Class B, Class C and Class R Prospectus for the CommodityRealReturn Strategy, High Yield, Low Duration, Real Return, Short-Term and Total Return Funds; (c) Bond Funds Institutional Class, Class M, Class P, Administrative Class and Class D Prospectus, (d) Bond Funds Class A, Class B, Class C and Class R Prospectus, (e) Strategic Markets Funds Institutional Class, Class P, Administrative Class and Class D Prospectus, and (f) Strategic Markets Funds Class A, Class B, Class C and Class R Prospectus that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 160, which was filed on July 29, 2009, and (ii) the text of Post-Effective Amendment No. 160 was filed electronically on July 29, 2009.

Please do not hesitate to contact the undersigned at (202) 261-3464 if you have any questions regarding this certification.

Sincerely,

/s/ Adam T. Teufel
Adam T. Teufel

cc:	J. Stephen King, Jr.
Joshua D. Ratner
Audrey L. Cheng
Brendan C. Fox